Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.8%)
Ohio (100.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	208
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	425	490
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,833
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,000	1,143
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,665	1,896
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	283
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,535	5,891
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	4,250	4,289
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	582
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	2,780	2,873
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	195	202
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	4,170	4,815
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	597
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	333
	Akron OH Income Tax Revenue	5.000%	12/1/28	125	132
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	2,022
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	708
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	2,076
[1]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,415
	Akron OH Income Tax Revenue	5.000%	12/1/30	145	153
	Akron OH Income Tax Revenue	5.000%	12/1/30	1,415	1,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,923
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,726
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,300	1,551
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,802
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,300	1,490
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	139
	Akron OH Income Tax Revenue	4.000%	12/1/34	650	730
	Akron OH Income Tax Revenue	4.000%	12/1/35	625	700
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	732
	Akron OH Income Tax Revenue	4.000%	12/1/40	1,350	1,497
	Akron OH Income Tax Revenue	4.000%	12/1/41	1,555	1,720
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,936
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	3,002
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	2,156
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	5,434
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	4,644
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,542
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	105	111
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,000	8,907
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/1/21	2,800	2,800
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/1/22	90	94
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	6,345	6,703
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	10,050	10,618
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	125	136
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,875	4,382
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	8,365	9,385
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	950	1,222
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	208
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	260
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	345
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	430
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	515
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	7,125	7,930
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	285
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	8,410	8,734
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/44	1,200	1,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/37	10,415	10,825
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/29	100	119
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/28	110	131
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	405	477
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,486
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,536
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,644
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	883
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,490
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	454
	Apollo Joint Vocational School District GO	4.000%	12/1/33	1,000	1,160
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,696
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,150
	Athens City School District GO	4.000%	12/1/29	740	894
	Athens City School District GO	4.000%	12/1/30	380	455
	Athens City School District GO	4.000%	12/1/31	400	477
	Athens City School District GO	3.250%	12/1/48	2,000	2,148
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	1,107
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	1,142
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	967
[3]	Berea City School District COP	2.500%	10/1/23	250	261
[3]	Berea City School District GO	4.000%	12/1/53	1,420	1,521
	Big Walnut Local School District GO	5.000%	12/1/42	970	1,182
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	3,162
	Big Walnut Local School District GO	3.500%	12/1/55	290	312
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	5,144
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	145
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,569
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,231
	Bowling Green State University College & University Revenue	5.000%	6/1/22	200	212
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	368
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	529
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,286
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	764
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	698

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bowling Green State University College & University Revenue	5.000%	6/1/35	735	930
Bowling Green State University College & University Revenue	5.000%	6/1/36	435	548
Bowling Green State University College & University Revenue	5.000%	6/1/37	700	879
Bowling Green State University College & University Revenue	4.000%	6/1/38	500	578
Bowling Green State University College & University Revenue	4.000%	6/1/39	800	923
Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	1,156
Bowling Green State University College & University Revenue	5.000%	6/1/42	7,760	9,043
Bowling Green State University College & University Revenue	5.000%	6/1/45	3,250	3,786
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	643
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	639
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,600	4,563
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,600	4,542
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,665	4,603
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,100	1,265
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,310	4,945
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,325	11,480
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	16,280	18,185
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	4,500	5,063
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	779
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,664
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	183
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	240	299
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	850	1,051
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	1,136
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,205
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	304

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	560	632
Butler County OH Health, Hospital, Nursing Home Revenue	6.375%	4/1/36	1,405	1,412
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	100	112
Butler County OH Health, Hospital, Nursing Home Revenue	5.625%	4/1/41	7,010	7,041
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	1,000	1,157
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	118
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	158
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	221
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	226
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	231
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	241
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	246
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	262
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	267
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	277
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	1,097
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,329
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/27	615	701
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,488
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	413
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,592
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	115
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	535
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,247
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	606
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	484
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	483
Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	601
Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	716
Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	550	590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	1,069
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	859
	Cincinnati City School District COP	5.000%	12/15/29	2,000	2,291
[4]	Cincinnati City School District GO	5.250%	12/1/30	4,450	6,068
[2,5,6,7]	Cincinnati City School District GO TOB VRDO	0.060%	3/4/21	5,000	5,000
	Cincinnati OH GO	4.000%	12/1/29	1,010	1,191
	Cincinnati OH GO	4.000%	12/1/30	500	587
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,569
	Cincinnati OH GO	4.000%	12/1/31	1,460	1,740
	Cincinnati OH Water System Water Revenue	5.000%	12/1/44	1,315	1,655
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	461
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	758
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	979
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	190
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	265
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	675
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	936
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	1,089
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,224
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	726
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	1,004
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/32	1,000	1,304
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/33	500	649
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	608
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	775	876
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	563
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,464
	Cleveland Heights & University Heights City School District GO	4.500%	12/1/47	2,050	2,155
	Cleveland Municipal School District GO	5.000%	12/1/46	3,000	3,256
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,283
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	1,015	1,157
	Cleveland OH GO	3.000%	12/1/28	895	1,010
	Cleveland OH GO	3.000%	12/1/30	1,350	1,518
	Cleveland OH GO	4.000%	12/1/30	2,610	3,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland OH GO	3.000%	12/1/31	1,500	1,677
	Cleveland OH GO	4.000%	12/1/31	785	950
	Cleveland OH GO	3.000%	12/1/32	1,825	2,029
	Cleveland OH GO	4.000%	12/1/32	1,500	1,807
	Cleveland OH GO	5.000%	12/1/32	225	281
	Cleveland OH GO	4.000%	12/1/33	1,500	1,799
	Cleveland OH GO	5.000%	12/1/43	2,075	2,515
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	458
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	587
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	466
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	350
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	1,250	1,465
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	230	286
	Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,510	3,107
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	608
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	606
	Cleveland OH Income Tax Revenue, Prere.	5.000%	10/1/23	4,860	5,453
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/41	1,500	1,743
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/45	1,565	1,810
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	242
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	763
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,361
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	6,010	6,624
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,807
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.040%	3/4/21	2,300	2,300
	Columbus City School District GO	4.000%	12/1/30	750	856
	Columbus City School District GO	5.000%	12/1/31	4,000	4,830
	Columbus City School District GO	5.000%	12/1/32	2,825	3,407
	Columbus City School District GO	3.000%	12/1/33	2,520	2,763
	Columbus City School District GO	5.000%	12/1/36	2,000	2,434
	Columbus City School District GO	5.000%	12/1/42	500	602
	Columbus City School District GO	5.000%	12/1/47	1,480	1,770
	Columbus OH GO	5.000%	7/1/21	1,015	1,031
	Columbus OH GO	3.000%	8/15/29	820	888
	Columbus OH GO	4.000%	4/1/30	5,015	5,895
	Columbus OH GO	4.000%	7/1/30	1,200	1,353
	Columbus OH GO	4.000%	4/1/31	2,080	2,435
	Columbus OH GO	4.000%	4/1/33	1,000	1,158
	Columbus OH GO	3.000%	8/15/34	200	212
	Columbus OH GO VRDO	0.010%	3/4/21	3,695	3,695
	Columbus OH Sewerage Sewer Revenue VRDO	0.010%	3/4/21	6,165	6,165
[2]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	0.030%	3/4/21	1,705	1,705
[2]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	0.030%	3/4/21	970	970
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	181

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	423
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	875
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,521
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	6,998
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	3,066
Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,145
Cuyahoga Community College District GO	4.000%	12/1/30	1,800	2,045
Cuyahoga Community College District GO	4.000%	12/1/32	2,300	2,596
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/25	2,145	2,391
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,945
Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,345	1,423
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	1,000	1,097
Cuyahoga County OH GO	3.000%	12/1/30	2,040	2,270
Cuyahoga County OH GO	4.000%	12/1/34	750	894
Cuyahoga County OH Government Fund/Grant Revenue	4.000%	12/1/32	1,840	1,964
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	236
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	559
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	4,695	5,293
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	7,100	8,153
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/52	4,135	4,617
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	2,500	2,899
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	8,440	9,404
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	3,620	4,190
Cuyahoga County OH Sales Tax Revenue	4.000%	12/1/36	1,000	1,093
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/29	385	440
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,141
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31	615	702
Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/24	4,485	5,253
Dayton OH Water System Water Revenue	4.000%	12/1/29	265	305
Dayton OH Water System Water Revenue	4.000%	12/1/30	200	228
Dayton OH Water System Water Revenue	4.000%	12/1/31	280	319
Dayton OH Water System Water Revenue	4.000%	12/1/32	300	340
Dayton OH Water System Water Revenue	4.000%	12/1/34	970	1,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,937
	Delaware OH GO	4.000%	12/1/31	365	411
	Dublin City School District GO	4.000%	12/1/30	5,380	6,508
	Dublin OH GO	5.000%	12/1/31	500	632
	Dublin OH GO	5.000%	12/1/32	550	693
	Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,077
	Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,239
	East Knox Local School District GO	3.000%	11/1/56	1,100	1,163
	Elyria City School District GO	5.000%	12/1/29	505	617
	Elyria City School District GO	4.000%	12/1/51	4,535	4,964
	Elyria OH GO	4.000%	12/1/25	470	543
	Elyria OH GO	4.000%	12/1/26	640	743
	Elyria OH GO	4.000%	12/1/27	670	773
	Elyria OH GO	4.000%	12/1/28	695	797
	Elyria OH GO	4.000%	12/1/30	280	318
	Elyria OH GO	4.000%	12/1/31	225	255
	Elyria OH GO	4.000%	12/1/32	280	316
	Elyria OH GO	4.000%	12/1/33	440	495
	Euclid City School District GO	4.750%	1/15/54	1,000	1,119
[8]	Fairborn City School District GO	3.000%	12/1/55	7,320	7,490
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	182
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/29	130	156
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/30	100	119
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	130
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	147
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/33	150	176
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	205
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	204
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	336
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	1,057
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	2,074
[3,8]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,727
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	4,347
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	3,472
	Forest Hills Local School District GO	5.000%	12/1/46	2,000	2,276
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	238
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	611
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	656
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	164
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	121

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,359
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	385	451
Franklin County OH GO	5.000%	12/1/31	3,000	3,601
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	5,000	5,394
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,610	3,026
Franklin County OH Health, Hospital, Nursing Home Revenue	6.000%	7/1/35	470	492
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,110	1,257
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	775	873
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	1,340	1,507
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	2,365	2,723
Franklin County OH Health, Hospital, Nursing Home Revenue	6.125%	7/1/40	3,865	4,043
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	2,300	2,543
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	3,650	4,121
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	5,321
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/45	100	107
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	5,050	5,548
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,500	1,768
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	5,509
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	947
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/47	2,720	2,998
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	3,850	4,577
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	4,000	5,708
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	5,503
Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	1,207
Franklin County OH Health, Hospital, Nursing Home Revenue (Nationwide Children Hospital Project)	5.000%	11/1/42	7,000	7,234
Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/22	30	32
Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.125%	7/1/22	245	264
Franklin County OH Sales Tax Revenue	4.000%	6/1/29	5,690	6,830
Franklin County OH Sales Tax Revenue	4.000%	6/1/30	250	297
Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,303
Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,555	4,298
Fremont City School District GO	5.000%	1/15/33	1,000	1,180
Fremont City School District GO	5.000%	1/15/40	200	234
Fremont City School District GO	4.000%	1/15/55	1,575	1,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grandview Heights City School District GO	3.000%	12/1/49	3,000	3,129
	Grandview Heights City School District GO	3.125%	12/1/55	245	257
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,169
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	2,120
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,975	3,121
	Greene County Vocational School District GO	5.000%	12/1/29	300	385
	Greene County Vocational School District GO	4.000%	12/1/34	700	820
	Greene County Vocational School District GO	4.000%	12/1/38	1,250	1,446
	Hamilton County OH GO	5.000%	12/1/29	2,005	2,515
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	190	211
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,360	1,503
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,000	1,104
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	3,250	3,548
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.125%	8/15/37	20	23
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,896
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,120	7,216
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,750	4,036
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.250%	8/15/47	3,025	3,378
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,512
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,565	6,096
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,272
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	3,500	3,924
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,200	9,993
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,373
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,453
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	2,500	3,657
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,750	1,827
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,817
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	2,000	2,066
[6,9]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	332
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,487
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	3,065
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	6,520	7,440
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/31	1,275	1,477
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	238
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/31	190	225
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	425	498
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	407
[3]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,433
[3]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,416
[3]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,511
	Huber Heights City School District GO	4.000%	12/1/34	2,000	2,229
	Hudson City OH School District GO	4.000%	12/1/31	400	455
	Hudson City OH School District GO	4.000%	12/1/32	420	476
	Hudson City OH School District GO	4.000%	12/1/33	420	475
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	2,181
	Kent City School District GO	3.000%	12/1/40	1,000	1,071
	Kent State University College & University Revenue	5.000%	5/1/29	100	128
	Kent State University College & University Revenue	5.000%	5/1/30	175	227
	Kent State University College & University Revenue	5.000%	5/1/31	175	226
	Kent State University College & University Revenue	5.000%	5/1/32	150	192
	Kent State University College & University Revenue	5.000%	5/1/33	250	319
	Kent State University College & University Revenue	5.000%	5/1/34	315	401
	Kent State University College & University Revenue	5.000%	5/1/35	350	444
	Kent State University College & University Revenue	5.000%	5/1/36	400	505
	Kent State University College & University Revenue	5.000%	5/1/37	225	283
	Kent State University College & University Revenue	5.000%	5/1/38	300	376
	Kent State University College & University Revenue	5.000%	5/1/39	300	375
	Kent State University College & University Revenue	5.000%	5/1/40	450	562
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,596
	Kent State University College & University Revenue	5.000%	5/1/50	1,500	1,832
	Kettering City School District COP	5.000%	12/1/31	250	316
	Kettering City School District COP	4.000%	12/1/33	270	315
	Kettering City School District COP	4.000%	12/1/35	375	435
	Kettering City School District COP	3.375%	12/1/46	295	312
[6]	Kettering City School District GO	5.250%	12/1/31	1,000	1,267
	Lakeview Local School District GO	5.000%	11/1/44	1,500	1,702
	Lakewood City School District GO	4.000%	11/1/30	235	275
	Lakewood City School District GO	4.000%	11/1/31	440	513
	Lakewood City School District GO	4.000%	11/1/32	245	285
	Lakewood City School District GO	4.000%	11/1/33	375	434
	Lakewood City School District GO	4.000%	11/1/34	430	497
[2]	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/23	430	477
[2]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	419
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	14,275	16,535
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	2,083
	Little Miami Local School District GO	4.000%	11/1/55	3,145	3,355
[3]	Logan Elm Local School District GO	4.000%	11/1/55	975	1,093
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,000	1,108
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,500	2,687
[2]	Lorain County Port Authority Private Schools Revenue (St. Ignatius High School Project) VRDO	0.040%	3/4/21	1,625	1,625
[2,5]	Lucas County OH GO TOB VRDO	0.050%	3/1/21	12,190	12,190
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	105	108
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	100	102
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,022
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	530	542
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	8,000	9,121
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/21	2,540	2,643
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	6.500%	11/15/21	2,000	2,088
	Mariemont City School District GO	4.000%	12/1/31	1,040	1,256
	Mariemont City School District GO	4.000%	12/1/32	1,265	1,518
	Mariemont City School District GO	4.000%	12/1/33	1,045	1,244
	Mariemont City School District GO	3.000%	12/1/34	555	604
[3]	Marysville OH Water System Water Revenue	4.000%	12/1/41	665	729
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	127
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	9,127
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	8,735	10,436
	Miami Trace Local School District GO	5.000%	12/1/48	3,730	4,343
	Miami University OH College & University Revenue	4.000%	9/1/45	1,000	1,139
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	838
	Miami Valley Career Technology Center GO	4.000%	12/1/34	1,465	1,689
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	5,434
	Miamisburg City School District GO	5.000%	12/1/33	675	801
	Miamisburg City School District GO	5.000%	12/1/36	500	590
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,768
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/41	2,900	2,961
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	614
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue (Southwest General Health Center Project), Prere.	5.000%	8/1/22	5,000	5,343
[3]	Midview Local School District COP	4.000%	11/1/28	810	944
[3]	Midview Local School District COP	4.000%	11/1/29	870	1,021
	Milford Exempt Village School District GO	5.000%	12/1/35	1,100	1,286
	Milford Exempt Village School District GO	5.000%	12/1/36	1,250	1,459

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	158
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	290
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	627
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,477
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	385
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,585
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	525
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	425	541
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	343
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	1,960	2,049
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,895	2,175
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,140	2,350
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	8,275	9,025
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,700	4,744
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,480	2,797
Montgomery County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/13/23	1,955	2,185
North Canton City School District GO	3.000%	11/1/56	4,060	4,216
North Olmsted City School District GO	0.000%	12/1/26	1,000	934
North Olmsted City School District GO	0.000%	12/1/27	1,610	1,468
North Olmsted City School District GO	4.000%	12/1/48	190	199
North Royalton City School District GO	4.000%	12/1/33	1,000	1,105
North Royalton City School District GO	4.000%	12/1/34	1,500	1,654
North Royalton City School District GO	5.000%	12/1/47	6,160	7,066
Northeast Ohio Medical University College & University Revenue	3.000%	12/1/21	50	51
Northeast Ohio Medical University College & University Revenue	3.000%	12/1/22	100	104
Northeast Ohio Medical University College & University Revenue	3.000%	12/1/23	75	79
Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	113
Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	145
Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	119
Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	122
Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	115	142
Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	186
Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	847
Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/42	475	487
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	491
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/34	6,775	7,906
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/38	1,895	2,095
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/39	2,475	2,702
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	4,000	4,321
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	12,430	13,715
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	7,500	8,770
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	926
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	1,015
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/35	1,390	1,600
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/36	1,495	1,715
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,600	7,355
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	121
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	239
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	308
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	211
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	461
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	410
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/37	1,250	1,355
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	5,325
	Ohio Appropriations Revenue	5.000%	12/1/32	835	1,144
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	465
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	2,175
	Ohio GO	5.000%	5/1/21	11,050	11,139
	Ohio GO	5.000%	9/1/30	5,000	6,402
	Ohio GO	5.000%	5/1/32	5,000	5,851
	Ohio GO	5.000%	5/1/34	3,840	4,482
	Ohio GO	5.000%	5/1/34	5,630	6,926
	Ohio GO	5.000%	6/15/34	5,885	7,549
	Ohio GO	5.000%	2/1/36	4,250	5,048
	Ohio GO	5.000%	5/1/36	4,960	5,771
	Ohio GO	5.000%	5/1/36	1,230	1,506
	Ohio GO	5.000%	6/15/36	2,785	3,325
	Ohio GO	5.000%	3/1/37	1,000	1,315
	Ohio GO	5.000%	3/15/37	9,745	10,979
	Ohio GO	5.000%	5/1/37	5,980	6,947
	Ohio GO	5.000%	2/1/38	2,790	3,301
	Ohio GO	5.000%	3/1/39	1,585	1,919

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	3/1/39	500	653
Ohio GO VRDO	0.020%	3/3/21	4,000	4,000
Ohio GO VRDO	0.020%	3/3/21	4,155	4,155
Ohio GO, Prere.	5.000%	3/15/21	250	250
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	6,210	7,514
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	41
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	129
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	3,605	4,194
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,256
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,537
Ohio Health, Hospital, Nursing Home Revenue	4.250%	1/15/36	450	459
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,000	1,134
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,270	1,418
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	3,000	3,434
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,772
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	1,320	1,470
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	2,200	2,544
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	6,015	6,186
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	5,336
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	3,470	3,989
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	2,295
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	1,940	2,195
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	871
Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	3,227
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	5,050	5,755
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/46	40	43
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	830	944
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	6,000	6,793
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	770
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	1,200	1,200
Ohio Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/1/28	60	72
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/22	385	412
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	398
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,131
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	571
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,751
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	630	741
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	573
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,158
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,125	1,384
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	128
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,208
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,432
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,295

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/29	2,575	2,742
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	938
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	900	1,090
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	252
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,342
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/32	1,000	1,136
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	165
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/33	750	850
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/33	3,000	3,303
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	1,105
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,882
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	1,008
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	290
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/36	1,690	1,941
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	263
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	680
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	425	487
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	620	707
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	1,057
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	417
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	679
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,500	2,881
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	770
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,488
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	662
Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	1,070	1,174
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	500	583
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	3,000	3,227
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/44	1,350	1,502
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/44	1,980	2,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/44	2,000	2,270
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/47	6,900	7,524
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/48	4,000	4,792
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	2,900	3,209
[4]	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	5.250%	12/1/26	3,520	4,295
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,458
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	1,113
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	1,012
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	680	856
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,232
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,773
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/28	1,505	1,786
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/28	200	250
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	3,260
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	3.750%	12/1/39	500	531
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	1,000	1,228
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	7/1/44	1,875	2,111
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	1,117
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	4,445
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	115	127
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	368
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	671

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	334
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,407
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	3,375	3,661
Ohio Higher Educational Facility Commission College & University Revenue (Oberlin College Project)	5.000%	10/1/25	890	986
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,636
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,709
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	3,213
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,360	1,531
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,485
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	4,025
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/1/21	1,300	1,300
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	3,760	3,881
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,055	1,059
Ohio Lease (Appropriation) Revenue	4.000%	10/1/21	1,770	1,810
Ohio Lease (Appropriation) Revenue	5.000%	4/1/29	1,655	2,094
Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	555	659
Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	3,615	4,183
Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	1,740	2,185
Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,095	1,370
Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	2,274
Ohio Special Obligation Revenue	5.000%	12/1/31	4,065	4,954
Ohio Special Obligation Revenue	5.000%	4/1/32	1,390	1,801
Ohio Special Obligation Revenue	5.000%	4/1/33	1,000	1,290
Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,452
Ohio State University College & University Revenue	5.000%	6/1/38	8,495	9,294
Ohio State University College & University Revenue	5.000%	12/1/39	5,250	5,943
Ohio State University College & University Revenue	4.000%	6/1/43	24,700	26,223
Ohio State University College & University Revenue VRDO	0.020%	3/3/21	1,900	1,900
Ohio State University College & University Revenue VRDO	0.010%	3/5/21	850	850
Ohio State University College & University Revenue VRDO	0.010%	3/5/21	2,500	2,500
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	6,000	6,967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	7,428
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	611
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,308
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,720	5,351
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,380	6,290
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	4,050	4,403
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	2,500	1,567
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	3,000	3,811
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	4,490	5,674
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,160	1,330
[10]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	500	608
	Ohio University College & University Revenue	5.000%	12/1/44	1,605	1,876
	Ohio University College & University Revenue	5.000%	12/1/45	5,000	5,839
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,810
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/33	6,000	6,857
	Ohio Water Development Authority Lease Revenue	4.000%	6/1/36	3,000	3,375
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	2,570	3,129
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,675	3,468
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,465	12,225
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	6/1/46	2,500	2,663
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue VRDO	0.030%	3/3/21	5,800	5,800
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	5,010	6,250
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/30	280	336
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	1,105	1,362
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,000	5,175
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	6,000	7,744
	Olentangy Local School District GO	4.000%	12/1/33	1,300	1,512
	Olentangy Local School District GO	4.000%	12/1/34	500	580
	Perry Local School District GO	3.000%	11/1/55	5,000	5,214
[3]	Perry Local School District/Lake County COP	3.000%	12/1/34	675	717
[3]	Perry Local School District/Lake County COP	3.000%	12/1/36	1,205	1,267
[3]	Perry Local School District/Lake County COP	3.000%	12/1/38	1,215	1,270
	Reynoldsburg OH GO	3.550%	12/1/42	640	694
	Reynoldsburg OH GO	3.600%	12/1/48	670	721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	284
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	408
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,430	5,373
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,354
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,669
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/30	1,450	1,733
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,794
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/32	1,565	1,850
	Southwest Licking Local School District GO	4.000%	11/1/34	500	576
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,609
	Southwest Local School District/Hamilton County GO	4.000%	1/15/43	3,000	3,347
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,850	3,115
	South-Western City School District GO	3.000%	12/1/33	250	275
	South-Western City School District GO	3.000%	12/1/34	75	82
	South-Western City School District GO	3.000%	12/1/35	145	159
	Streetsboro City School District GO	4.000%	12/1/45	375	429
	Streetsboro City School District GO	4.000%	12/1/49	1,865	2,129
	Tallmadge City School District GO	5.000%	10/1/41	1,000	1,135
	Toledo OH Water System Water Revenue	5.000%	11/15/37	3,125	3,772
	Toledo OH Water System Water Revenue	5.000%	11/15/38	4,000	4,367
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,000	1,065
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	1,003
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	360	424
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	439
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	530	618
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	464
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	503
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	334
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	476
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	895
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,424
	Union County OH GO	5.000%	12/1/27	215	269
	Union County OH GO	5.000%	12/1/37	950	1,142
	Union County OH GO	5.000%	12/1/38	615	738
	Union County OH GO	5.000%	12/1/47	2,585	3,056
	University of Akron College & University Revenue	5.000%	1/1/26	1,800	2,137
	University of Akron College & University Revenue	5.000%	1/1/28	15	17
	University of Akron College & University Revenue	5.000%	1/1/30	10	11
	University of Akron College & University Revenue	5.000%	1/1/30	130	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Akron College & University Revenue	5.000%	1/1/33	2,975	3,258
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,308
	University of Cincinnati College & University Revenue	4.000%	6/1/34	895	959
	University of Cincinnati College & University Revenue	4.000%	6/1/35	500	584
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	221
	University of Cincinnati College & University Revenue	3.000%	6/1/39	4,530	4,769
	University of Cincinnati College & University Revenue	5.000%	6/1/46	3,800	4,374
	University of Cincinnati College & University Revenue	5.000%	6/1/47	4,775	5,615
	University of Toledo College & University Revenue	5.000%	6/1/25	600	703
	University of Toledo College & University Revenue	5.000%	6/1/26	100	120
	University of Toledo College & University Revenue	5.000%	6/1/27	100	123
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,521
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,575
	Upper Arlington City School District GO	4.000%	12/1/35	1,795	2,065
	Upper Arlington City School District GO	4.000%	12/1/36	1,850	2,121
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	394
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	265
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	1,027
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	145	161
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	990
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	961
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,070	1,306
	Warren County OH Health, Hospital, Nursing Home Revenue	5.750%	7/1/33	600	650
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,127
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,122
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	500	559
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,045	1,132
	Warren County OH Health, Hospital, Nursing Home Revenue	5.500%	7/1/39	1,225	1,312
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	30	31
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,210	2,426
[3]	Warrensville Heights City School District GO	5.000%	12/1/28	90	104
[3]	Warrensville Heights City School District GO	5.000%	12/1/29	105	121
[3]	Warrensville Heights City School District GO	5.000%	12/1/30	85	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Warrensville Heights City School District GO	5.000%	12/1/31	155	178
[3]	Warrensville Heights City School District GO	5.000%	12/1/32	145	166
[3]	Warrensville Heights City School District GO	5.000%	12/1/33	95	108
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	131
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	275	310
[3]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	650	757
	West Carrollton City School District GO	3.000%	12/1/39	1,125	1,184
	West Carrollton City School District GO	4.000%	12/1/56	275	303
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	325	392
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/41	3,855	4,611
	Westerville City School District GO	3.000%	12/1/50	1,325	1,381
	Westlake OH Special Obligation Revenue	5.000%	12/1/30	1,350	1,568
	Westlake OH Special Obligation Revenue	5.000%	12/1/32	1,395	1,616
	Wickliffe City School District GO	3.000%	12/1/39	400	421
	Wickliffe City School District GO	3.000%	12/1/40	215	226
	Wickliffe City School District GO	4.000%	12/1/50	3,080	3,439
	Winton Woods City School District GO	0.000%	11/1/29	885	764
	Winton Woods City School District GO	0.000%	11/1/30	1,005	841
	Winton Woods City School District GO	0.000%	11/1/31	1,020	830
	Winton Woods City School District GO	0.000%	11/1/32	1,140	900
	Worthington City School District GO	3.750%	12/1/48	2,790	3,054
	Wright State University College & University Revenue	5.000%	5/1/26	3,030	3,049
	Wright State University College & University Revenue	5.000%	5/1/31	4,350	4,377
[3]	Wright State University College & University Revenue	5.000%	5/1/31	7,580	7,628
					1,641,580
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	292	274
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	895	787
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,127	931
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	70	54
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,688	3,958
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	493	529
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	30	32

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	90	98
				6,663
Total Tax-Exempt Municipal Bonds (Cost $1,565,458)				1,648,243
Total Investments (100.8%) (Cost $1,565,458)				1,648,243
Other Assets and Liabilities—Net (-0.8%)				(12,519)
Net Assets (100%)				1,635,724
Cost is in $000.
1	Securities with a value of $269,000 have been segregated as initial margin for open futures contracts.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $17,190,000, representing 1.1% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Step bond.
COP—Certificate of Participation.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	231	28,637	(223)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	(35)	(6,617)	38
				(185)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,648,243	—	1,648,243
Derivative Financial Instruments
Assets
Futures Contracts[1]	38	—	—	38
Liabilities
Futures Contracts[1]	223	—	—	223
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.